================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 9/30/2004
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                9/30/2004
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

SCHEDULE 13F WORKSHEET                                           As of 9/30/2004

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

                                                                                                              Voting Authority
                                                                  Market                    Investment  ----------------------------
                                                                  Value          Units        Powers      Full     Partial    None
                                                              --------------  ------------  ----------  ---------  -------  --------
ABBOTT LABS                      Common Stock     002824100   $   915,399.60     21,610.00     FULL     21,210.00     0.00    400.00
ABBOTT LABS                      Common Stock     002824100   $   405,639.36      9,576.00   PARTIAL     8,601.00     0.00    975.00
AIR PRODS & CHEMS INC            Common Stock     009158106   $   222,958.00      4,100.00     FULL      4,100.00     0.00      0.00
AMERICAN INTL GROUP INC          Common Stock     026874107   $   878,974.75     12,928.00     FULL     12,296.00     0.00    632.00
AMERICAN INTL GROUP INC          Common Stock     026874107   $   242,180.38      3,562.00   PARTIAL     3,562.00     0.00      0.00
AUTOMATIC DATA PROCESSING INCOM  Common Stock     053015103   $   312,131.28      7,554.00     FULL      7,054.00     0.00    500.00
BP P.L.C.                        American
                                 Depository Rec   055622104   $   392,182.01      6,817.00     FULL      6,817.00     0.00      0.00
BP P.L.C.                        American
                                 Depository Rec   055622104   $   235,067.58      4,086.00   PARTIAL     4,086.00     0.00      0.00
BANK OF AMERICA CORPORATION COM  Common Stock     060505104   $   547,214.57     12,629.00     FULL     12,429.00     0.00    200.00
BANK OF AMERICA CORPORATION COM  Common Stock     060505104   $   302,963.36      6,992.00   PARTIAL     6,992.00     0.00      0.00
BANKNORTH GROUP INC NEW          Common Stock     06646R107   $   201,215.00      5,749.00     FULL      5,749.00     0.00      0.00
BELLSOUTH CORP                   Common Stock     079860102   $   329,426.64     12,147.00     FULL     11,214.00     0.00    933.00
BOEING CO                        Common Stock     097023105   $   686,339.52     13,296.00   PARTIAL    13,296.00     0.00      0.00
CHEVRONTEXACO CORP               Common Stock     166764100   $   408,951.36      7,624.00     FULL      6,700.00     0.00    924.00
CISCO SYS INC                    Common Stock     17275R102   $   483,505.29     26,713.00     FULL     25,313.00     0.00  1,400.00
CISCO SYS INC                    Common Stock     17275R102   $   183,497.80     10,138.00   PARTIAL    10,138.00     0.00      0.00
CITIGROUP INC                    Common Stock     172967101   $   561,382.88     12,724.00     FULL     12,324.00     0.00    400.00
CITIGROUP INC                    Common Stock     172967101   $   551,411.75     12,498.00   PARTIAL    12,498.00     0.00      0.00
COCA COLA CO                     Common Stock     191216100   $   300,094.65      7,493.00     FULL      7,493.00     0.00      0.00
DELL INC                         Common Stock     24702R101   $   544,929.20     15,307.00     FULL     14,707.00     0.00    600.00
DOMINION RES INC VA NEW          Common Stock     25746U109   $   304,978.50      4,674.00     FULL      4,374.00     0.00    300.00
EMERSON ELEC CO                  Common Stock     291011104   $   216,615.00      3,500.00     FULL      3,500.00     0.00      0.00
EXXON MOBIL CORP                 Common Stock     30231G102   $ 2,569,561.10     53,167.00     FULL     52,367.00     0.00    800.00
EXXON MOBIL CORP                 Common Stock     30231G102   $ 1,536,551.21     31,792.91   PARTIAL    31,792.91     0.00      0.00
FPL GROUP INC                    Common Stock     302571104   $   289,540.16      4,238.00     FULL      3,983.00     0.00    255.00
FIFTH THIRD BANCORP              Common Stock     316773100   $ 1,159,918.52     23,566.00     FULL     23,566.00     0.00      0.00
FORTUNE BRANDS INC               Common Stock     349631101   $   222,270.00      3,000.00     FULL      3,000.00     0.00      0.00
GANNETT INC                      Common Stock     364730101   $   203,118.00      2,425.00     FULL      2,025.00     0.00    400.00
GENERAL ELEC CO                  Common Stock     369604103   $ 2,662,558.20     79,290.00     FULL     75,290.00     0.00  4,000.00
GENERAL ELEC CO                  Common Stock     369604103   $ 1,807,745.72     53,834.00   PARTIAL    49,924.00     0.00  3,910.00
GENERAL MLS INC                  Common Stock     370334104   $   239,137.40      5,326.00     FULL      5,326.00     0.00      0.00
HOME DEPOT INC                   Common Stock     437076102   $   494,312.00     12,610.00     FULL     10,810.00     0.00  1,800.00
HOME DEPOT INC                   Common Stock     437076102   $   249,782.40      6,372.00   PARTIAL     6,372.00     0.00      0.00
ILLINOIS TOOL WKS INC            Common Stock     452308109   $   207,116.91      2,223.00     FULL      2,223.00     0.00      0.00
INTEL CORP                       Common Stock     458140100   $   338,532.56     16,876.00     FULL     15,276.00     0.00  1,600.00
INTERNATIONAL BUSINESS MACHSCOM  Common Stock     459200101   $   345,017.76      4,024.00     FULL      3,757.00     0.00    267.00
JOHNSON & JOHNSON                Common Stock     478160104   $   945,161.07     16,779.00     FULL     15,268.00     0.00  1,511.00
JOHNSON & JOHNSON                Common Stock     478160104   $   272,693.53      4,841.00   PARTIAL     4,041.00     0.00    800.00
KIMBERLY CLARK CORP              Common Stock     494368103   $   278,964.21      4,319.00     FULL      3,719.00     0.00    600.00
MARSH & MCLENNAN COS INC         Common Stock     571748102   $   210,496.00      4,600.00     FULL      4,600.00     0.00      0.00
MASCO CORP                       Common Stock     574599106   $   259,838.25      7,525.00     FULL      7,525.00     0.00      0.00
MERCK & CO INC                   Common Stock     589331107   $   347,325.00     10,525.00     FULL     10,525.00     0.00      0.00
MICROSOFT CORP                   Common Stock     594918104   $   530,161.10     19,174.00     FULL     18,124.00     0.00  1,050.00
MICROSOFT CORP                   Common Stock     594918104   $   305,781.35     11,059.00   PARTIAL    11,059.00     0.00      0.00

SCHEDULE 13F WORKSHEET                                           As of 9/30/2004

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

                                                                                                              Voting Authority
                                                                   Market                   Investment  ----------------------------
                                                                   Value         Units        Powers      Full     Partial    None
                                                              --------------  ------------  ----------  ---------  -------  --------
MORGAN STANLEY                   Common Stock     617446448  $    404,506.50      8,205.00     FULL      7,701.00     0.00    504.00
PEPSICO INC                      Common Stock     713448108  $    618,682.05     12,717.00     FULL     12,417.00     0.00    300.00
PEPSICO INC                      Common Stock     713448108  $    377,086.15      7,751.00   PARTIAL     7,351.00     0.00    400.00
PFIZER INC                       Common Stock     717081103  $    757,044.00     24,740.00     FULL     23,510.00     0.00  1,230.00
PFIZER INC                       Common Stock     717081103  $    445,505.40     14,559.00   PARTIAL    14,559.00     0.00      0.00
PROCTER & GAMBLE CO              Common Stock     742718109  $    723,855.00     13,375.00     FULL     13,375.00     0.00      0.00
PROCTER & GAMBLE CO              Common Stock     742718109  $    313,896.00      5,800.00   PARTIAL     5,600.00     0.00    200.00
ROYAL DUTCH PETE CO NY           American
                                 Depository Rec   780257804  $    201,240.00      3,900.00     FULL      3,500.00     0.00    400.00
SBC COMMUNICATIONS INC           Common Stock     78387G103  $    351,155.40     13,532.00     FULL     11,611.00     0.00  1,921.00
SBC COMMUNICATIONS INC           Common Stock     78387G103  $    285,034.80     10,984.00   PARTIAL    10,089.00     0.00    895.00
STAPLES INC                      Common Stock     855030102  $    363,804.00     12,200.00     FULL     11,700.00     0.00    500.00
SUNLIFE FINANCIAL OF CANADA      Common Stock     866796105  $    435,820.32     14,508.00     FULL     14,508.00     0.00      0.00
SUDBAY CHRYSLER TRUST            Common Stock     87507U991  $    421,501.99        700.00     FULL        700.00     0.00      0.00
3M CO                            Common Stock     88579Y101  $    247,907.00      3,100.00     FULL      3,100.00     0.00      0.00
3M CO                            Common Stock     88579Y101  $    246,307.60      3,080.00   PARTIAL     3,080.00     0.00      0.00
UNITED TECHNOLOGIES CORP         Common Stock     913017109  $    304,979.08      3,266.00     FULL      3,266.00     0.00      0.00
UNITED TECHNOLOGIES CORP         Common Stock     913017109  $    331,218.86      3,547.00   PARTIAL     3,547.00     0.00      0.00
VERIZON COMMUNICATIONS           Common Stock     92343V104  $    966,503.34     24,543.00     FULL     24,072.00     0.00    471.00
VERIZON COMMUNICATIONS           Common Stock     92343V104  $    408,542.57     10,374.37   PARTIAL     9,431.37     0.00    943.00
WACHOVIA CORP 2ND NEW            Common Stock     929903102  $    689,272.95     14,681.00     FULL     14,681.00     0.00      0.00
WACHOVIA ""DEPS"" PFD"           Preferred Stock  929903201  $         44.92     29,948.00     FULL     29,948.00     0.00      0.00
WAL MART STORES INC              Common Stock     931142103  $    550,194.40     10,342.00     FULL     10,342.00     0.00      0.00
WELLS FARGO & CO NEW             Common Stock     949746101  $    517,290.25      8,675.00   PARTIAL     8,675.00     0.00      0.00
WYETH                            Common Stock     983024100  $    557,222.60     14,899.00     FULL     14,599.00     0.00    300.00
WYETH                            Common Stock     983024100  $    290,149.20      7,758.00   PARTIAL     7,758.00     0.00      0.00
                                     GRAND TOTAL             $ 35,511,405.31    876,467.27

                                                                     Page 2 of 2